Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40277
Entity Registrant Name	Olink Holding AB (publ)
Entity Incorporation, State or Country Code	V7
Entity Address, Address Line One	Salagatan 16F
Entity Address, Postal Zip Code	75330
Entity Address, City or Town	Uppsala
Entity Address, Country	SE
Entity common stock, shares outstanding (in shares)	124,342,715
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Fiscal Year Focus	2023
Entity Central Index Key	0001835539
Amendment Flag	false
Document Fiscal Period Focus	FY
ADR
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one common share, quota value SEK 2.431906612623020 per share
Trading Symbol	OLK
Security Exchange Name	NASDAQ
Common Shares
Document Information [Line Items]
Title of 12(b) Security	Common Shares, quota value SEK 2.431906612623020 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Other Address
Document Information [Line Items]
Entity Address, Address Line One	130 Turner St. Building 2, Suite 230
Entity Address, Postal Zip Code	'02453
Entity Address, City or Town	Waltham
Entity Address, Country	US
Contact Personnel Name	Olink Proteomics Inc.
Entity Address, State or Province	MA
City Area Code	617
Local Phone Number	393-3933
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Salagatan 16A
Entity Address, Postal Zip Code	753 30
Entity Address, City or Town	Uppsala
Entity Address, Country	SE
Contact Personnel Name	Oskar Hjelm, Chief Financial Officer
City Area Code	+46 (0) 18
Local Phone Number	444-3972
Contact Personnel Email Address	oskar.hjelm@olink.com